Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Measurements
Fair Value Measurements for reconciliation of bullion holdings

	December 31, 2019	December 31, 2018
	$	$
Balance at beginning of year	101,503,346	125,325,241
Purchases	1,733,951	-
Sales	(1,034,956)	(1,215,065)
Redemptions for physical bullion	(23,905,142)	(30,174,060)
Realized gains on sales and redemptions for physical bullion	5,417,320	923,964
Change in unrealized gains	33,932,533	6,643,266
Balance at end of year	117,647,052	101,503,346